UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05757 _____________________________________________________

BlackRock Advantage Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Advantage Term Trust Inc.
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Advantage Term Trust (BAT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—113.1%
			Mortgage Pass-Through Securities—0.5%
	$ 152		Federal Home Loan Mortgage Corp., 6.50%, 8/01/25 - 10/01/25	$ 158,426
	1		Federal National Mortgage Assoc., 9.50%, 7/01/20	1,146
	259		Government National Mortgage Assoc., 8.00%, 1/15/26 - 7/15/27	279,217

			Total Mortgage Pass-Through Securities	438,789

			Agency Multiple Class Mortgage Pass-Through Securities—3.4%
			Federal Home Loan Mortgage Corp.,
	1,000		Ser. 2772, Class GF, 4/15/34	1,000,294
	190		Ser. 2822, Class ZH, 5/15/33	189,751
	1,567		Ser. 2865, Class OA, 8/15/07	1,567,820
	503		Ser. 2872, Class ZA, 10/15/19	503,405
	108		Federal National Mortgage Assoc., Ser. 43, Class E, 4/25/22	111,534

			Total Agency Multiple Class Mortgage Pass-Through Securities	3,372,804

			Inverse Floating Rate Mortgage Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	30	[2]	Ser. 1621, Class SH, 9.744%, 11/15/22	30,138
	520	[2]	Ser. 2752, Class SV, 11.433%, 9/15/33	519,291
	261	[2]	Federal National Mortgage Assoc., Ser. 190, Class S, 16.828%, 11/25/07	282,085

			Total Inverse Floating Rate Mortgage Securities	831,514

			Interest Only Mortgage-Backed Securities—0.6%
	8,000		Deutsche Mortgage Secs., Inc. Mortgage Loan Trust, Ser. 2, Class AIO, 2/25/06	147,040
			Federal Home Loan Mortgage Corp.,
	92		Ser. 1543, Class VU, 4/15/23	11,266
	104		Ser. 1588, Class PM, 9/15/22	2,536
	3,687		Ser. 2543, Class IJ, 10/15/12	220,467
	2,494		Ser. 2620, Class WI, 4/15/33	146,903
			Federal National Mortgage Assoc.,
	89		Ser. 188, Class VA, 3/25/13	1,276
	260		Ser. 194, Class PV, 6/25/08	5,256
	123		Ser. 223, Class PT, 10/25/23	11,087

			Total Interest Only Mortgage-Backed Securities	545,831

			Principal Only Mortgage-Backed Securities—2.2%
AAA	9		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	8,965
			Federal National Mortgage Assoc.,
	1,444		Ser. 193, Class E, 9/25/23	1,116,986
	1,260		Ser. 225, Class ME, 11/25/23	1,038,196

			Total Principal Only Mortgage-Backed Securities	2,164,147

			Commercial Mortgage-Backed Securities—1.9%
Aaa	1,799	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	1,870,372

			Asset-Backed Securities—0.0%
NR	391	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	3,915
NR	839	[2,4,5]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	4,196

			Total Asset-Backed Securities	8,111

			Collateralized Mortgage Obligation Residuals—0.0%
	10		Federal Home Loan Mortgage Corp., Ser. 1035, Class R, 1/15/21	0

			U.S. Government and Agency Zero Coupon Bonds—91.2%
	6,203		Aid to Israel, 8/15/05	6,132,625
	11,026	[6]	Financing Corp. (FICO) Strips, 12/06/05	10,769,204
			Government Trust Certificates,
	5,220		Israel, Ser. 2F, 5/15/05	5,200,550
	13,760		Turkey, Ser. T-1, 5/15/05	13,708,730
	22,926	[6]	Resolution Funding Corp., 7/15/05	22,749,928
	6,216		Tennessee Valley Authority, 11/01/05	6,096,466

1

BlackRock Advantage Term Trust (BAT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Zero Coupon Bonds—(cont’d)
			U.S. Treasury Strips,
	$18,000		8/15/05	$ 17,804,503
	8,000		11/15/05	7,842,080

			Total U.S. Government and Agency Zero Coupon Bonds	90,304,086

			Corporate Bonds—5.6%
			Energy—1.1%
BBB+	1,000	[3]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	1,044,840

			Financial Institutions—2.0%
AA+	950		Citigroup, Inc., 5.75%, 5/10/06	967,290
NR	1,070	[3]	Equitable Life Assurance Society, zero coupon, 6/01/05 - 12/01/05	1,042,115

				2,009,405

			Telecommunications—1.0%
A	1,000		Alltel Corp., 7.50%, 3/01/06	1,032,390

			Transportation—1.5%
NR			Union Pacific Corp., zero coupon, 5/01/05	1,449,654

			Total Corporate Bonds	5,536,289

			U.S. Government and Agency Securities—1.8%
	356		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	367,551
	1,450		U.S. Treasury Notes, 3.50%, 11/15/06	1,445,469

			Total U.S. Government and Agency Securities	1,813,020

			Taxable Municipal Bonds—5.1%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	976,570
AAA	1,000		Alaska Energy Auth., zero coupon, 7/01/05	994,300
Aaa	1,033		Kern Cnty. California Pension Oblig., zero coupon, 8/15/05	1,020,537
NR	1,034		Long Beach California Pension Oblig., zero coupon, 9/01/05	1,019,237
			Los Angeles Cnty. California Pension Oblig.,
Aaa	34		zero coupon, 6/30/05	33,568
Aaa	1,000		6.77%, 6/30/05	991,660

			Total Taxable Municipal Bonds	5,035,872

			Total Long-Term Investments (cost $111,192,172)	111,920,835

			SHORT-TERM INVESTMENT—12.8%
			U.S. Government and Agency Zero Coupon Bonds
	12,700		Federal Home Loan Bank, 4/01/05 (cost $12,700,000)	12,700,000

			Total investments—125.9% (cost $123,892,1727)	$124,620,835
			Liabilities in excess of other assets (including $25,696,519 in payable for reverse
			repurchase agreements)—(25.9)%	(25,609,332)

			Net Assets—100%	$ 99,011,503

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.

[2]	Security interest rate is as of March 31, 2005.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 4.7% of it nets assets, with a current market value of $3,961,242, in securities restricted as to resale.

[4]	Security is fair valued.

[5]	Illiquid securities representing 0.01% of net assets.

[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[7]	Cost for Federal income tax purposes is $123,952,012. The net unrealized appreciation on a tax basis is $668,823 consisting entirely of appreciation.

2

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Advantage Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005